Mainland and China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Mainland and China Contribution Plan and Profit Appropriation

18.    MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries, subject to certain ceilings. The total contribution for such employee benefits were RMB22,289,686, RMB28,700,397 and RMB25,666,575 (USD3,933,575) for the years ended December 31, 2018, 2019 and 2020, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.